                                   FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  ____/____/____  (a)

      or fiscal year ending:    12  /  31  /  00     (b)
                              ---------------------

Is this a transition report? (Y/N)       N
                                    --------------

Is this an amendment to a previous filing? (Y/N)       N
                                                  ----------

Those items or sub-items with a box " " after the item number should be completed only if the answer has changed from the previous filing on this form.


1.      A.     Registrant Name:   Separate Account VA-2LNY

        B.     File Number: 811-  7368

        C.     Telephone Number:  213-742-4454


2.      A.     Street:            100 Manhattanville Road

        B.     City:  Purchase   C. State:  NY    D. Zip Code:  10577   Zip Ext:

        E.     Foreign Country:                      Foreign Postal Code:

3.  Is this the first filing on this form by Registrant? (Y/N)   N
                                                                 -----

4.  Is this the last filing on this form by Registrant? (Y/N)   N
                                                                ------

5.  Is Registrant a small business investment company (SBIC)? (Y/N)     N
                                                                        ----
    [If answer is "Y" (Yes), complete only items 89 through 110.]


6.  Is Registrant a unit investment trust (UIT)? (Y/N)       Y
                                                             -------
    [If answer if "Y" (Yes), complete only items 111 through 132.]


7. A. Is Registrant a series or multiple portfolio company? (Y/N) [If answer is "N" (No), go to item 8.]


    B. How many separate series or portfolios did Registrant have at the end of the period?
                    ---------------------------

                                                         If filing more than one
                                                               Page 50, "X" box:
For period ending    12/31/00
                  -----------

File number 811-     7368
                ---------

123. [_] State the total value of the additional units considered in answering item 122 ($000's) omitted. $92,895
                                    -------

124. [_] State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
         subsequent series) ($000's omitted)                    $
                                                                  -----------

125. [_] State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of
         units of all series of Registrant ($000's omitted)     $
                                                                  -----------

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.)
         ($000's omitted)                                       $
                                                                  -----------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of
         NAV) in each type of security shown, the aggregate total assets at market value as of the date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period
         (excluding distributions of realized gains, if any):   $
                                                                  -----------

                                                                 Number of       Total Assets         Total Income
                                                                   Series          ($000's            Distributions
                                                                 Investing         omitted)         ($000's omitted)
                                                                ----------       -----------       -----------------

A.    U.S. Treasury direct issue                                  ________      $____________        $____________

B.    U.S. Government agency                                      ________      $____________        $____________

C.    State and municipal tax-free                                ________      $____________        $____________

D.    Public utility debt                                         ________      $____________        $____________

E.    Brokers or dealers debt or
      debt of brokers' or dealers' parent                         ________      $____________        $____________

F.    All other corporate intermed. & long-term debt              ________      $____________        $____________

G.    All other corporate short-term debt

H.    Equity securities of brokers or dealers
      or parents of brokers or dealers                            ________      $____________        $____________

I.    Investment company equity securities                            1             581,555               7,263
                                                                  ________      $____________        $____________

J.    All other equity securities                                 ________      $____________        $____________

K.    Other securities                                            ________      $____________        $____________

L.    Total assets of all series of registrant                        1             581,555               7,263
                                                                  ________      $____________        $____________

                                                         If filing more than one
                                                         Page 51, "X" box:

For period ending    12/31/00
                     --------

File number 811-         7368
                     --------


128. [_] Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than
         the issuer? (Y/N)                                              -------
                                                                            Y/N
         [If answer is "N" (No), go to item 131.]

129. [_] Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of
         the current period? (Y/N)                                      -------
                                                                            Y/N
         [If answer is "N" (No), go to item 131.]

130. [_] In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                                                        -------
                                                                            Y/N

131.     Total expenses incurred by all series of Registrant during the current
         reporting period ($000's omitted)                              $8,439
                                                                        -------

132. [_] List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:


         811-           811-            811-            811-            811-

         811-           811-            811-            811-            811-

         811-           811-            811-            811-            811-

         811-           811-            811-            811-            811-

         811-           811-            811-            811-            811-

         811-           811-            811-            811-            811-

         811-           811-            811-            811-            811-

         811-           811-            811-            811-            811-

         811-           811-            811-            811-            811-

FORM N-SAR  - SEPARATE ACCOUNT VA-2LNY,
A SEPARATE ACCOUNT OF
TRANSAMERICA LIFE INSURANCE COMPANY OF NEW YORK
FILE NO. 811- 7368



This report is signed on behalf of the registrant in the City of Los Angeles and the State of California on the 16th day of February, 2001.



                                      TRANSAMERICA LIFE INSURANCE
                                      COMPANY OF NEW YORK

                                      By:    /s/ Ronald L. Ziegler
                                             ---------------------
                                             Ronald L. Ziegler
                                             Vice President


Witness:


/s/ Frank A. Camp
-----------------
Frank A. Camp
Division General Counsel
Financial Markets Division
Transamerica Life Insurance Company of New York